Concentration of Risk - Schedule of Revenue (Details)		12 Months Ended
		Dec. 31, 2024 MYR (RM)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 MYR (RM)		Dec. 31, 2022 MYR (RM)		Dec. 31, 2024 USD ($)
Schedule of Revenue [Line Items]
Revenues RM		RM 90,344,588		$ 20,186,479		RM 148,053,973		RM 63,509,466
Revenues USD		RM 90,344,588		$ 20,186,479		RM 148,053,973		RM 63,509,466
Percentage of revenues		100.00%		100.00%		100.00%		100.00%
Receivables RM		RM 21,273,094				RM 15,901,880				$ 4,753,233
Receivables USD		21,273,094				15,901,880				4,753,233
Customer A [Member]
Schedule of Revenue [Line Items]
Revenues RM	[1]	21,007,350		$ 4,693,856
Revenues USD	[1]	RM 21,007,350		$ 4,693,856
Percentage of revenues		23.25%		23.25%			[1]		[1]
Customer B [Member]
Schedule of Revenue [Line Items]
Revenues RM		RM 10,435,837		$ 2,331,770		RM 23,099,977		RM 6,852,979
Revenues USD		RM 10,435,837		$ 2,331,770		RM 23,099,977		RM 6,852,979
Percentage of revenues		11.55%		11.55%		15.60%		10.79%
Customer C [Member]
Schedule of Revenue [Line Items]
Revenues RM			[1]		[1]	RM 44,226,069		RM 25,191,877
Revenues USD			[1]		[1]	RM 44,226,069		RM 25,191,877
Percentage of revenues			[1]		[1]	29.87%		39.67%	[1]
Customer D [Member]
Schedule of Revenue [Line Items]
Revenues RM	[1]					RM 15,687,320
Revenues USD	[1]					RM 15,687,320
Percentage of revenues			[1]		[1]	10.60%			[1]
Others [Member]
Schedule of Revenue [Line Items]
Revenues RM		RM 58,901,401		$ 13,160,853		RM 65,040,607		RM 31,464,610
Revenues USD		RM 58,901,401		$ 13,160,853		RM 65,040,607		RM 31,464,610
Percentage of revenues		65.20%		65.20%		43.93%		49.54%
Receivables [Member]
Schedule of Revenue [Line Items]
Receivables RM		RM 21,273,094				RM 15,901,880				4,753,233
Receivables USD		RM 21,273,094				RM 15,901,880				4,753,233
Percentage of receivables		100.00%		100.00%		100.00%
Receivables [Member] | Customer A [Member]
Schedule of Revenue [Line Items]
Receivables RM		RM 7,736,776					[2]			1,728,696
Receivables USD		RM 7,736,776					[2]			1,728,696
Percentage of receivables		36.37%		36.37%			[2]
Receivables [Member] | Customer B [Member]
Schedule of Revenue [Line Items]
Receivables RM		RM 5,366,239				RM 2,590,320				1,199,026
Receivables USD		RM 5,366,239				RM 2,590,320				1,199,026
Percentage of receivables		25.23%		25.23%		16.29%
Receivables [Member] | Customer C [Member]
Schedule of Revenue [Line Items]
Receivables RM			[2]			RM 4,209,590					[2]
Receivables USD			[2]			RM 4,209,590					[2]
Percentage of receivables			[2]		[2]	26.47%
Receivables [Member] | Customer D [Member]
Schedule of Revenue [Line Items]
Receivables RM			[2]			RM 2,347,367					[2]
Receivables USD			[2]			RM 2,347,367					[2]
Percentage of receivables			[2]		[2]	14.76%
Receivables [Member] | Others [Member]
Schedule of Revenue [Line Items]
Receivables RM		RM 8,170,079				RM 3,431,996				1,825,511
Receivables USD		RM 8,170,079				RM 3,431,996				1,825,511
Percentage of receivables		38.40%		38.40%		21.59%
Receivables [Member] | Customer E [Member]
Schedule of Revenue [Line Items]
Receivables RM			[2]			RM 3,322,607					[2]
Receivables USD			[2]			RM 3,322,607					[2]
Percentage of receivables			[2]		[2]	20.89%

[1]	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective year.
[2]	Receivables was less than 10% of the Groups total accounts receivables for the respective year.